UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/10 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2010

Shares		Value

COMMON STOCKS (52.8%)

	CONSUMER DISCRETIONARY (5.9%)
7,500	Aaron’s, Inc.	$138,375
7,500	Abercrombie & Fitch Co. Class A	294,900
25,000	American Eagle Outfitters, Inc.	374,000
15,000	AnnTaylor Stores Corp. *	303,600
7,000	Autoliv, Inc.	457,310
7,000	Bed Bath & Beyond, Inc. *	303,870
14,000	Best Buy Co., Inc.	571,620
15,000	Brinker International, Inc.	282,900
15,000	Buckle, Inc. (The)	398,100
25,000	Cabela’s, Inc. *	474,500
5,000	Cablevision Systems Corp. Class A	130,950
14,000	Carnival Corp.	534,940
25,000	CBS Corp. Class B	396,500
15,000	Chico’s FAS, Inc.	157,800
18,000	Collective Brands, Inc. *	290,520
15,000	Comcast Corp. Class A	255,150
25,000	Corinthian Colleges, Inc. *	175,500
18,000	D.R. Horton, Inc.	200,160
14,000	DIRECTV Class A *	582,820
20,000	DISH Network Corp. Class A	383,200
20,000	Ford Motor Co. *	244,800
4,000	Fortune Brands, Inc.	196,920
30,000	Furniture Brands International, Inc. *	161,400
20,000	GameStop Corp. Class A *	394,200
12,000	Gannett Co., Inc.	146,760
15,000	Gap, Inc. (The)	279,600
1,000	Garmin Ltd.	30,350
14,000	Goodyear Tire & Rubber Co. (The) *	150,500
2,000	Harley-Davidson, Inc.	56,880
12,000	Harman International Industries, Inc. *	400,920
24,000	Home Depot, Inc.	760,320
17,000	J.C. Penney Company, Inc.	462,060
10,000	Johnson Controls, Inc.	305,000
15,000	KB Home	169,950
20,000	La-Z-Boy, Inc. *	168,800
18,000	Lennar Corp. Class A	276,840
15,000	Lowe’s Cos, Inc.	334,350
15,000	Macy’s, Inc.	346,350
15,000	Mattel, Inc.	351,900
6,000	McDonald’s Corp.	447,060
11,000	Meritage Homes Corp. *	215,820
4,000	Mohawk Industries, Inc. *	213,200
20,000	Newell Rubbermaid, Inc.	356,200
28,000	News Corp. Class B	421,680
22,000	Orient-Express Hotels Ltd. Class A *	245,300
18,000	Penske Auto Group, Inc. *	237,600
24,000	PEP Boys-Manny Moe & Jack	253,920
5,000	PetSmart, Inc.	175,000
7,000	Polaris Industries, Inc.	455,700
20,000	Pulte Homes, Inc. *	175,200
15,000	Royal Caribbean Cruises Ltd. *	472,950
25,000	Sonic Automotive, Inc. *	245,750
8,000	Sony Corp. ADR	247,360
8,000	Target Corp.	427,520
2,000	Tempur-Pedic International, Inc. *	62,000
15,000	Timberland Co. (The) Class A *	297,150
6,000	Time Warner Cable, Inc.	323,940
14,000	Time Warner, Inc.	429,100

Shares		Value
10,000	TRW Automotive Holdings Corp. *	$415,600
6,000	Universal Electronics, Inc. *	125,100
4,000	Vivendi ADR	109,120
16,000	Walt Disney Co. (The)	529,760
12,000	Weight Watchers International, Inc.	374,280
10,000	Wolverine World Wide, Inc.	290,100
		19,491,025

	CONSUMER STAPLES (4.8%)
8,000	Archer-Daniels-Midland Co.	255,360
8,000	Bunge Ltd.	473,280
15,000	Campbell Soup Co.	536,250
16,000	Coca-Cola Co. (The)	936,320
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	625,760
20,000	ConAgra Foods, Inc.	438,800
25,000	Constellation Brands, Inc. Class A *	442,250
15,000	Corn Products International, Inc.	562,500
20,000	CVS Caremark Corp.	629,400
15,000	Dean Foods Co. *	153,150
6,000	Diageo PLC ADR	414,060
15,000	Dr. Pepper Snapple Group, Inc.	532,800
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	50,730
21,000	General Mills, Inc.	767,340
12,000	H.J. Heinz Co.	568,440
12,000	Hormel Foods Corp.	535,200
20,000	Kraft Foods, Inc. Class A	617,200
16,000	Kroger Co. (The)	346,560
3,000	Molson Coors Brewing Co. Class B	141,660
16,000	PepsiCo, Inc.	1,063,040
10,000	PriceSmart, Inc.	291,300
12,000	Procter & Gamble Co. (The)	719,640
25,000	Safeway, Inc.	529,000
25,000	Sara Lee Corp.	335,750
14,000	Smithfield Foods, Inc. *	235,620
12,000	Spartan Stores, Inc.	174,000
20,000	SUPERVALU, Inc.	230,600
20,000	Sysco Corp.	570,400
20,000	Unilever PLC ADR	582,000
30,000	Wal-Mart Stores, Inc.	1,605,600
10,000	Walgreen Co.	335,000
		15,699,010

	ENERGY (5.7%)
2,000	Alliance Resource Partners, L.P.	116,680
6,000	Alpha Natural Resources, Inc. *	246,900
5,000	Apache Corp.	488,800
12,000	Arch Coal, Inc.	320,520
10,000	Atwood Oceanics, Inc. *	304,500
1,000	Baker Hughes, Inc.	42,600
10,000	Boardwalk Pipeline Partners L.P.	326,500
10,000	Bristow Group, Inc. *	360,800
7,000	Cameco Corp.	194,110
16,000	Canadian Natural Resources Ltd.	553,600
15,000	Chevron Corp.	1,215,750
1,000	Compagnie Generale de Geophysique-Veritas ADR *	21,840
12,000	ConocoPhillips	689,160
10,000	CONSOL Energy, Inc.	369,600
12,500	Devon Energy Corp.	809,250
3,000	Diamond Offshore Drilling, Inc.	203,310

Value Line Income and Growth Fund, Inc.

September 30, 2010

Shares		Value
10,000	El Paso Corp.	$123,800
10,000	EnCana Corp.	302,300
10,000	Energy Transfer Equity, L.P.	371,200
10,000	Energy Transfer Partners L.P.	482,800
17,000	Ensco International PLC ADR	760,410
15,000	Enterprise Products Partners L.P.	595,050
22,000	Exxon Mobil Corp.	1,359,380
1,000	FMC Technologies, Inc. *	68,290
5,000	Frontline Ltd.	142,150
14,000	Global Industries Ltd. *	76,580
10,000	Halliburton Co.	330,700
15,000	Helix Energy Solutions Group, Inc. *	167,100
20,000	Marathon Oil Corp.	662,000
2,000	Mariner Energy, Inc. *	48,460
8,000	Murphy Oil Corp.	495,360
10,000	Nabors Industries Ltd. *	180,600
7,000	National-Oilwell Varco, Inc.	311,290
9,000	Newfield Exploration Co. *	516,960
15,000	Noble Corp.	506,850
3,000	Oceaneering International, Inc. *	161,580
2,000	Overseas Shipholding Group, Inc.	68,640
10,000	Pengrowth Energy Trust	110,600
1,000	Petroleo Brasileiro S.A. ADR	36,270
2,000	Plains All American Pipeline, L.P.	125,820
5,000	Plains Exploration & Production Co. *	133,350
2,000	Pride International, Inc. *	58,860
8,000	Rowan Companies, Inc. *	242,880
12,000	Royal Dutch Shell PLC ADR	705,480
5,000	Schlumberger Ltd.	308,050
18,000	StatoilHydro ASA ADR	377,640
20,000	Stone Energy Corp. *	294,600
15,000	Suncor Energy, Inc.	488,250
6,000	Swift Energy Co. *	168,480
5,000	Tidewater, Inc.	224,050
10,000	Total S.A. ADR	516,000
10,000	Transocean Ltd. *	642,900
20,000	Valero Energy Corp.	350,200
		18,778,850

	FINANCIALS (4.7%)
5,000	ACE Ltd.	291,250
12,000	AllianceBernstein Holding L.P.	316,920
9,000	Allstate Corp. (The)	283,950
12,000	American Express Co.	504,360
15,000	Ameriprise Financial, Inc.	709,950
1,000	Apartment Investment & Management Co. Class A	21,380
4,000	Banco Santander Central Hispano S.A. ADR	50,640
50,000	Bank of America Corp.	655,500
500	Bank of America Corp. Series L, 7.25%, Pfd *	491,250
2,000	Bank of Montreal	115,500
12,000	Bank of New York Mellon Corp.	313,560
15,000	Berkley (W.R.) Corp.	406,050
1,000	Boston Properties, Inc.	83,120
60,000	Citigroup, Inc. *	234,000
6,000	CNA Financial Corp. *	167,940
10,000	CNO Financial Group, Inc. *	55,400
2,000	Credit Suisse Group ADR	85,120
2,000	Equity Residential	95,140
10,000	Federated Investors, Inc. Class B	227,600
9,000	First American Financial Corp.	134,460

Shares		Value
2,000	Franklin Resources, Inc.	$213,800
10,000	Genworth Financial, Inc. Class A *	122,200
12,000	Hartford Financial Services Group, Inc.	275,400
12,000	HCC Insurance Holdings, Inc.	313,080
10,000	Health Care REIT, Inc.	473,400
14,000	Hospitality Properties Trust	312,620
10,000	Host Hotels & Resorts, Inc.	144,800
5,000	Independent Bank Corp.	112,600
14,000	Invesco Ltd.	297,220
18,000	Itau Unibanco Banco Multiplo S.A. ADR	435,240
29,000	JPMorgan Chase & Co.	1,104,030
15,000	Knight Capital Group, Inc. Class A *	185,850
20,000	Loews Corp.	758,000
15,000	Manulife Financial Corp.	189,450
10,000	MetLife, Inc.	384,500
8,000	Morgan Stanley	197,440
15,000	Nasdaq OMX Group, Inc. (The) *	291,450
5,000	NYSE Euronext	142,850
10,000	PNC Financial Services Group, Inc.	519,100
17,000	Principal Financial Group, Inc.	440,640
12,000	ProLogis	141,360
6,000	Prudential Financial, Inc.	325,080
1,000	Regency Centers Corp.	39,470
10,000	State Street Corp.	376,600
10,000	SunTrust Banks, Inc.	258,300
12,000	TD Ameritrade Holding Corp. *	193,800
15,000	U.S. Bancorp	324,300
14,000	UBS AG *	238,420
7,000	United Bankshares, Inc.	174,230
15,000	Unum Group	332,250
27,000	Wells Fargo & Co.	678,510
10,000	XL Group PLC	216,600
		15,455,680

	HEALTH CARE (7.6%)
10,000	Abbott Laboratories	522,400
15,000	Aetna, Inc.	474,150
12,000	Alere, Inc. *	371,160
10,000	Amgen, Inc. *	551,100
10,000	Baxter International, Inc.	477,100
10,000	Becton, Dickinson & Co.	741,000
5,000	Bio-Rad Laboratories, Inc. Class A *	452,550
10,000	Biogen Idec, Inc. *	561,200
5,000	Boston Scientific Corp. *	30,650
20,000	Bristol-Myers Squibb Co.	542,200
12,000	CIGNA Corp.	429,360
30,000	Coventry Health Care, Inc. *	645,900
15,000	Covidien PLC	602,850
20,000	Eli Lilly & Co.	730,600
14,000	Forest Laboratories, Inc. *	433,020
11,000	Gilead Sciences, Inc. *	391,710
10,000	GlaxoSmithKline PLC ADR	395,200
20,000	Health Net, Inc. *	543,800
7,000	Humana, Inc. *	351,680
15,000	Immucor, Inc. *	297,450
30,000	Johnson & Johnson	1,858,800
14,000	Kinetic Concepts, Inc. *	512,120
27,000	King Pharmaceuticals, Inc. *	268,920
10,000	Laboratory Corporation of America Holdings *	784,300
10,000	Life Technologies Corp. *	466,900

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
15,000	Lincare Holdings, Inc.	$376,350
20,000	Medtronic, Inc.	671,600
14,000	Merck & Co., Inc.	515,340
12,000	Meridian Bioscience, Inc.	262,560
8,000	Novartis AG ADR	461,360
25,000	PerkinElmer, Inc.	578,500
24,000	Pfizer, Inc.	412,080
20,000	PSS World Medical, Inc. *	427,600
18,000	Quest Diagnostics, Inc.	908,460
20,000	Sanofi-Aventis ADR	665,000
15,000	STERIS Corp.	498,300
10,000	Teleflex, Inc.	567,800
20,000	Teva Pharmaceutical Industries Ltd. ADR	1,055,000
12,500	Thermo Fisher Scientific, Inc. *	598,500
12,000	UnitedHealth Group, Inc.	421,320
17,000	Varian Medical Systems, Inc. *	1,028,500
15,000	Watson Pharmaceuticals, Inc. *	634,650
15,000	WellCare Health Plans, Inc. *	434,400
6,000	WellPoint, Inc. *	339,840
18,000	Zimmer Holdings, Inc. *	941,940
		25,235,220

	INDUSTRIALS (8.0%)
15,000	ABB Ltd. ADR *	316,800
10,000	AGCO Corp. *	390,100
4,000	Alaska Air Group, Inc. *	204,120
25,000	AMR Corp. *	156,750
8,000	Avery Dennison Corp.	296,960
7,500	Babcock & Wilcox Co. *	159,600
5,000	Baldor Electric Co.	202,000
10,000	Barnes Group, Inc.	175,900
11,000	Belden CDT, Inc.	290,180
8,000	Boeing Co. (The)	532,320
10,000	Canadian National Railway Co.	640,200
6,000	Canadian Pacific Railway Ltd.	365,580
4,000	Chart Industries, Inc. *	81,440
14,000	Chicago Bridge & Iron Co. N.V. *	342,300
10,000	CIRCOR International, Inc.	316,000
2,000	CNH Global N.V. *	73,280
15,000	Continental Airlines, Inc. Class B *	372,600
5,000	Crane Co.	189,700
8,000	CSX Corp.	442,560
2,000	Cummins, Inc.	181,160
10,000	Curtiss-Wright Corp.	303,000
12,000	Danaher Corp.	487,320
30,000	Delta Air Lines, Inc. *	349,200
20,000	DryShips, Inc. *	96,200
4,000	Dun & Bradstreet Corp. (The)	296,560
10,000	Dycom Industries, Inc. *	99,900
8,000	Eaton Corp.	659,920
9,000	Emerson Electric Co.	473,940
14,000	Empresa Brasileira de Aeronautica S.A. ADR	397,460
1,000	FedEx Corp.	85,500
3,000	Flowserve Corp.	328,260
8,000	Fluor Corp.	396,240

Shares		Value
12,000	Foster Wheeler AG *	$293,520
10,000	FTI Consulting, Inc. *	346,900
8,000	General Cable Corp. *	216,960
10,000	General Dynamics Corp.	628,100
75,000	General Electric Co.	1,218,750
12,000	Harbin Electric, Inc. *	214,680
15,000	Hexcel Corp. *	266,850
10,000	Honeywell International, Inc.	439,400
8,000	Illinois Tool Works, Inc.	376,160
5,000	Ingersoll-Rand PLC	178,550
16,000	Interface, Inc. Class A	227,680
10,000	ITT Corp.	468,300
20,000	JetBlue Airways Corp. *	133,800
2,000	Kennametal, Inc.	61,860
20,000	Koninklijke Philips Electronics N.V.	626,400
8,000	L-3 Communications Holdings, Inc.	578,160
5,000	Lincoln Electric Holdings, Inc.	289,100
5,000	Lockheed Martin Corp.	356,400
15,000	McDermott International, Inc. *	221,700
5,000	Monster Worldwide, Inc. *	64,800
7,000	Norfolk Southern Corp.	416,570
12,000	Northrop Grumman Corp.	727,560
5,000	Owens Corning, Inc. *	128,150
12,000	Pall Corp.	499,680
6,000	Parker Hannifin Corp.	420,360
12,000	Pentair, Inc.	403,560
8,000	Raytheon Co.	365,680
15,000	Republic Services, Inc.	457,350
7,000	Rockwell Automation, Inc.	432,110
10,000	Rockwell Collins, Inc.	582,500
2,000	Ryder System, Inc.	85,540
15,000	Southwest Airlines Co.	196,050
12,000	TBS International PLC Class A *	66,600
12,000	Terex Corp. *	275,040
15,000	Textron, Inc.	308,400
12,000	Thomas & Betts Corp. *	492,240
10,000	Trinity Industries, Inc.	222,700
12,000	Tyco International Ltd.	440,760
10,000	UAL Corp. *	236,300
8,000	Union Pacific Corp.	654,400
7,000	United Technologies Corp.	498,610
18,000	Waste Management, Inc.	643,320
12,000	Watts Water Technologies, Inc. Class A	408,600
15,000	WESCO International, Inc. *	589,350
		26,462,550

	INFORMATION TECHNOLOGY (7.7%)
18,000	Accenture PLC Class A	764,820
7,500	Adobe Systems, Inc. *	196,125
15,000	Advanced Micro Devices, Inc. *	106,650
20,000	Amdocs Ltd. *	573,200
15,000	Analog Devices, Inc.	470,700
8,000	Anixter International, Inc. *	431,920
20,000	Arrow Electronics, Inc. *	534,600
15,000	Automatic Data Processing, Inc.	630,450
20,000	Avnet, Inc. *	540,200

Value Line Income and Growth Fund, Inc.

September 30, 2010

Shares		Value
20,000	AVX Corp.	$276,400
8,000	Blackboard, Inc. *	288,320
16,000	BMC Software, Inc. *	647,680
15,000	CA, Inc.	316,800
15,000	Celestica, Inc. *	126,450
15,000	Check Point Software Technologies Ltd. *	553,950
28,000	Cisco Systems, Inc. *	613,200
5,000	Cognizant Technology Solutions Corp. Class A *	322,350
10,000	CommScope, Inc. *	237,400
16,000	Computer Sciences Corp.	736,000
9,000	CoreLogic, Inc.	172,440
15,000	Corning, Inc.	274,200
15,000	CSG Systems International, Inc. *	273,450
18,000	Dell, Inc. *	233,280
15,000	DST Systems, Inc.	672,600
30,000	EMC Corp. *	609,300
20,000	Flextronics International Ltd. *	120,800
1,500	Google, Inc. Class A *	788,685
10,000	Harmonic, Inc. *	68,800
10,000	Harris Corp.	442,900
24,000	Hewlett-Packard Co.	1,009,680
45,000	Intel Corp.	865,350
10,000	International Business Machines Corp.	1,341,400
5,000	International Rectifier Corp. *	105,450
2,000	Itron, Inc. *	122,460
15,000	Jabil Circuit, Inc.	216,150
20,000	LaserCard Corp. *	95,800
11,000	Lender Processing Services, Inc.	365,530
15,000	Lexmark International, Inc. Class A *	669,300
10,000	Linear Technology Corp.	307,300
10,000	Maxwell Technologies, Inc. *	146,100
25,000	MEMC Electronic Materials, Inc. *	298,000
12,000	Microchip Technology, Inc.	377,400
15,000	Micron Technology, Inc. *	108,150
60,000	Microsoft Corp.	1,469,400
10,000	Motorola, Inc. *	85,300
10,000	Nokia Oyj ADR	100,300
12,000	Novellus Systems, Inc. *	318,960
20,000	Nuance Communications, Inc. *	312,800
22,000	NVIDIA Corp. *	256,960
20,000	Oracle Corp.	537,000
7,000	OSI Systems, Inc. *	254,240
6,000	Plantronics, Inc.	202,680
12,000	Plexus Corp. *	352,200
12,000	SAIC, Inc. *	191,760
20,000	Seagate Technology *	235,600
20,000	STEC, Inc. *	249,000
15,000	STMicroelectronics N.V.	114,450
25,000	SunPower Corp. Class A *	360,000
20,000	Suntech Power Holdings Co. Ltd. ADR *	192,800
20,000	Symantec Corp. *	303,400
15,000	Take-Two Interactive Software, Inc. *	152,100
10,000	Texas Instruments, Inc.	271,400
20,000	Tyco Electronics Ltd.	584,400
15,000	Western Digital Corp. *	425,850
18,000	Western Union Co. (The)	318,060
20,000	Xerox Corp.	207,000
		25,547,400

Shares		Value
	MATERIALS (2.9%)
3,000	Agrium, Inc.	$224,970
12,000	AK Steel Holding Corp.	165,720
15,000	Alumina Ltd. Adr	105,000
12,000	AngloGold Ashanti Ltd. ADR	554,880
10,000	ArcelorMittal	329,800
2,000	Arch Chemicals, Inc.	70,180
10,000	Barrick Gold Corp.	462,900
5,000	BHP Billiton Ltd. ADR	381,600
3,000	Cabot Corp.	97,710
9,000	Cemex S.A. de C.V. ADR *	76,500
5,000	Commercial Metals Co.	72,450
10,000	Dow Chemical Co. (The)	274,600
10,000	E.I. du Pont de Nemours & Co.	446,200
15,000	Ferro Corp. *	193,350
5,500	Freeport-McMoRan Copper & Gold, Inc.	469,645
10,000	Globe Specialty Metals, Inc. *	140,400
15,000	Harmony Gold Mining Company Ltd. ADR	169,350
25,000	Headwaters, Inc. *	90,000
10,000	Huntsman Corp.	115,600
12,000	International Paper Co.	261,000
3,000	Lubrizol Corp. (The)	317,910
10,000	Mechel ADR	249,000
10,000	Methanex Corp.	244,900
8,000	Mosaic Co. (The)	470,080
12,000	Myers Industries, Inc.	103,080
10,000	Nalco Holding Co.	252,100
7,500	Newmont Mining Corp.	471,075
10,000	OM Group, Inc. *	301,200
8,000	Owens-Illinois, Inc. *	224,480
12,000	Packaging Corp. of America	278,040
1,000	POSCO ADR	113,980
2,000	Rio Tinto PLC ADR	117,460
5,000	Sociedad Quimica y Minera de Chile S.A. ADR	241,200
5,000	Sterlite Industries (India) Ltd. ADR	74,900
2,000	Syngenta AG ADR	99,580
7,000	Titanium Metals Corp. *	139,720
15,000	Vale SA ADR	469,050
5,000	Walter Energy, Inc.	406,450
15,000	Yamana Gold, Inc.	171,000
		9,447,060

	TELECOMMUNICATION SERVICES (1.2%)
30,000	AT&T, Inc.	858,000
10,000	BT Group PLC ADR	219,200
10,000	CenturyTel, Inc.	394,600
5,000	China Mobile Ltd. ADR	255,650
7,201	Frontier Communications Corp.	58,832
3,000	Millicom International Cellular S.A.	287,850
5,000	PT Telekomunikasi Indonesia ADR	206,450
10,000	Telecom Corporation of New Zealand Ltd. ADR	75,200
20,000	Turkcell Iletisim Hizmetleri AS ADR	335,200
25,000	Verizon Communications, Inc.	814,750
12,000	VimpelCom Ltd. ADR *	178,200
15,000	Vodafone Group PLC ADR	372,150
		4,056,082

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	UTILITIES (4.3%)
24,000	AES Corp. (The) *	$272,400
16,000	ALLETE, Inc.	582,880
20,000	American Electric Power Company, Inc.	724,600
16,000	American States Water Co.	572,480
14,000	California Water Service Group	517,300
20,000	CenterPoint Energy, Inc.	314,400
15,000	CMS Energy Corp.	270,300
20,625	Companhia Energetica de Minas Gerais ADR	338,044
16,000	Dominion Resources, Inc.	698,560
6,000	Energen Corp.	274,320
17,000	Exelon Corp.	723,860
15,000	Ferrellgas Partners, L.P.	378,600
15,000	FirstEnergy Corp.	578,100
20,000	IDACORP, Inc.	718,400
15,000	NRG Energy, Inc. *	312,300
15,000	OGE Energy Corp.	598,050
30,000	Pepco Holdings, Inc.	558,000
5,000	PG&E Corp.	227,100
15,000	Pinnacle West Capital Corp.	619,050
14,000	PPL Corp.	381,220
15,000	Progress Energy, Inc.	666,300
8,000	Sempra Energy	430,400
25,000	Southern Co.	931,000
30,000	TECO Energy, Inc.	519,600
7,000	Veolia Environnement ADR	184,520
20,000	Westar Energy, Inc.	484,600
8,000	Wisconsin Energy Corp.	462,400
30,000	Xcel Energy, Inc.	689,100
		14,027,884
	TOTAL COMMON STOCKS (Cost $149,490,470) (52.8%)	174,200,761

PREFERRED STOCKS (0.6%)

	FINANCIALS (0.6%)
3,000	Citigroup, Inc. 7.50%	355,530
10,000	Ford Motor Company Capital Trust II 6.50%	479,100
20,000	Health Care REIT, Inc. Series F, 7.625% *	505,800
15,100	HSBC Holdings PLC Series A 6.20% *	368,440
5,000	MetLife, Inc. Series B 6.50% *	123,250
		1,832,120
	TOTAL PREFERRED STOCKS (Cost $1,785,442) (0.6%)	1,832,120

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (8.4%)
$4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	$4,089,844
6,590,160	U.S. Treasury Notes, 2.38%, 4/15/11 (1)	6,670,995
6,446,100	U.S. Treasury Notes, 2.00%, 4/15/12 (1)	6,669,702
3,362,460	U.S. Treasury Notes, 1.88%, 7/15/15 (1)	3,655,361
6,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	6,580,782

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,986,806) (8.4%)	27,666,684

CORPORATE BONDS & NOTES (4.4%)

	BASIC MATERIALS (0.7%)
1,000,000	Alcoa, Inc., Senior Notes, 6.00%, 7/15/13	1,087,869
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,190,056
		2,277,925
	CONSUMER, CYCLICAL (0.6%)
1,000,000	Marriott International, 5.81%, 11/10/15	1,109,399
1,000,000	Whirlpool Corp., 6.13%, 6/15/11	1,034,621
		2,144,020
	CONSUMER, NON-CYCLICAL (1.4%)
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,110,145
1,250,000	R. R. Donnelley & Sons Co., Notes, 6.13%, 1/15/17	1,308,730
2,000,000	WellPoint, Inc., Notes, 5.00%, 1/15/11	2,023,312
		4,442,187
	FINANCIAL (0.7%)
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,004,401
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (2)	172,500
1,250,000	ProLogis, 6.25%, 3/15/17	1,227,744
		2,404,645
	INDUSTRIAL (0.5%)
892,000	Commercial Metals Co., Notes, 6.50%, 7/15/17	928,049
700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	756,984
		1,685,033
	TECHNOLOGY (0.5%)
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,599,276

	TOTAL CORPORATE BONDS & NOTES (Cost $14,011,183) (4.4%)	14,553,086

CONVERTIBLE CORPORATE BONDS & NOTES (10.2%)

	BASIC MATERIALS (0.3%)
1,000,000	Ferro Corp., Senior Notes, 6.50%, 8/15/13	1,022,500

Value Line Income and Growth Fund, Inc.

September 30, 2010

Principal Amount		Value
	COMMUNICATIONS (1.4%)
$1,250,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	$1,309,375
1,200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	1,299,000
1,250,000	Leap Wireless International, Inc. 4.50%, 7/15/14	1,110,937
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	970,000
		4,689,312

	CONSUMER, CYCLICAL (1.0%)
1,200,000	AMR Corp., 6.25%, 10/15/14	1,167,000
1,000,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	923,750
1,000,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	1,018,750
		3,109,500

	CONSUMER, NON-CYCLICAL (2.4%)
1,000,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	948,750
1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	978,750
1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	1,271,875
1,000,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	976,250
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,464,375
1,200,000	Omnicare, Inc., 3.25%, 12/15/35	1,032,000
1,250,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	1,318,750
		7,990,750

	ENERGY (1.9%)
2,500,000	Covanta Holding Corp., Senior Debentures, 1.00%, 2/1/27	2,415,625
1,200,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	844,500
500,000	Helix Energy Solutions Group, Inc., Senior Notes, 3.25%, 12/15/25	460,625
1,250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26	1,210,937
1,250,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	1,195,313
		6,127,000

	FINANCIAL (0.8%)
1,250,000	Affiliated Managers Group, Inc. 3.95%, 8/15/38	1,265,625
1,250,000	NASDAQ OMX Group, Inc. (The), Senior Notes, 2.50%, 8/15/13	1,232,813
		2,498,438

	INDUSTRIAL (1.1%)
750,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	870,937
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	876,250

Principal Amount		Value
$1,000,000	SunPower Corp., Senior Debentures Convertible, 1.25%, 2/15/27	$917,500
1,000,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.00%, 3/15/13	862,500
		3,527,187

	TECHNOLOGY (1.3%)
1,000,000	Advanced Micro Devices, Inc., Senior Notes Convertible, 5.75%, 8/15/12	1,017,500
1,500,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	1,333,125
1,250,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	1,146,875
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	973,750
		4,471,250
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $31,052,605) (10.2%)	33,435,937

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
339,661	Federal National Mortgage Association, 6.00%, 6/25/16	350,348

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $341,996) (0.1%)	350,348

	TOTAL INVESTMENT SECURITIES (76.5%) (Cost $222,668,502)	252,038,936

SHORT-TERM INVESTMENTS (22.8%)

	REPURCHASE AGREEMENTS (22.8%)
75,300,000	With Morgan Stanley, 0.18%, dated 09/30/10, due 10/01/10, delivery value $75,300,377 (collateralized by $75,200,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $77,174,000)	75,300,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $75,300,000) (22.8%)	75,300,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)		2,374,940
NET ASSETS (3) (100%)		$329,713,876

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($329,713,876 ÷ 41,312,520 shares outstanding)		$7.98

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

*	Non-income producing.
(1)	Treasury Inflation Protected Security (TIPS).
(2)	Security currently in default.
(3)
For federal income tax purposes, the aggregate cost was $297,968,502, aggregate gross unrealized appreciation was $37,287,510, aggregate gross unrealized depreciation was $7,917,076 and the net unrealized appreciation was $29,370,434.

ADR	American Depositary Receipt.

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$174,200,761	$0	$0	$174,200,761
Preferred Stocks	1,832,120	0	0	1,832,120
U.S. Treasury Obligations	0	27,666,684	0	27,666,684
Corporate Bonds & Notes	0	14,553,086	0	14,553,086
Convertible Corporate Bonds & Notes	0	33,435,937	0	33,435,937
U.S. Government Agency Obligations	0	350,348	0	350,348
Short-Term Investments	0	75,300,000	0	75,300,000

Total Investments in Securities	$176,032,881	$151,306,055	$0	$327,338,936

As of September 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended September 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2010